Significant Subsequent Events - Additional Information (Detail) - TWD ($) $ / shares in Units, shares in Millions, $ in Millions		1 Months Ended
	Feb. 25, 2026	Jan. 31, 2026
CHPT Investment [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Issue of convertible instruments		$ 2,569
CHIEF [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of treasury shares	1
CHIEF [Member] | Top of Range [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Repurchase price range	$ 470
CHIEF [Member] | Bottom of Range [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Repurchase price range	$ 280